Financial Instruments - Fair Values of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 115	$ 261
Derivative Liabilities, Total	(178)	(94)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	92	208
Derivative Liabilities, Total	(126)	(56)
Derivatives Designated as Hedging Instruments [Member] | Foreign exchange derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	44	159
Derivative Liabilities, Total	(108)	(42)
Derivatives Designated as Hedging Instruments [Member] | Interest rate derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	48	49
Derivative Liabilities, Total	(18)	(14)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	23	53
Derivative Liabilities, Total	(52)	(38)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign exchange derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	16	45
Derivative Liabilities, Total	(43)	(28)
Derivatives Not Designated as Hedging Instruments [Member] | Interest rate derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	7	8
Derivative Liabilities, Total	$ (9)	$ (10)